Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events
(10)	Subsequent Events

(a)	Agreement with Spriaso, LLC

On July 23, 2013, the Company entered into a license and a service agreement with Spriaso, LLC (“Spriaso”), a related-party that is expected to be initially majority-owned by the current directors of Lipocine Inc. and their affiliates. Under the license agreement, The Company assigned and transferred to Spriaso all of the Company’s rights, title and interest in its intellectual property to develop products for the cough and cold field. In addition, Spriaso received all rights and obligations under the Company’s product development agreement with Nexgen. In exchange, the Company will receive a royalty of 20 percent of the net proceeds received by Spriaso, up to a maximum of $10 million. Spriaso also granted back to the Company an exclusive license to such intellectual property to develop products outside of the cough and cold field. Under the service agreement, the Company will provide facilities and up to 10 percent of the services of certain employees to Spriaso for a period of up to 18 months. The Company may provide additional services to be charged at cost to Spriaso. Spriaso may file its first NDA prior to the Company filing its first NDA and as an affiliated entity it will use up the one-time waiver for user fees for a small business submitting its first human drug application to the FDA.

(b)	Merger Agreement

On July 24, 2013, Marathon Bar Corp. (“Marathon Bar”), a Delaware corporation and MBAR Acquisition Corp. (“Merger Sub”), a wholly owned subsidiary of Marathon Bar, and Lipocine Inc. (“Lipocine”), a privately held company incorporated in Delaware, executed an Agreement and Plan of Merger (“Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub merged with and into Lipocine and Lipocine was the surviving entity.

(c)	Sale of Common Stock

On July 30, 2013, the Company received approximately $38.0 million aggregate gross proceeds from the issuance and sale of common stock to certain accredited investors.

(11)	Subsequent Events

(a)	Agreement with Spriaso, LLC

On July 23, 2013, the Company entered into assignment/license and services agreements with Spriaso LLC (“Spriaso”), a related-party that is expected to be initially majority-owned by the current directors of Lipocine Inc. and their affiliates. Under the assignment agreement, the Company assigned and transferred to Spriaso all of the Company’s rights, title, and interest in its intellectual property to develop products in the cough and cold field. In addition, Spriaso received all rights and obligations under the Company’s product development agreement with Nexgen. In exchange, the Company would be entitled to receive a potential cash royalty of 20 percent of the net proceeds received by Spriaso, up to a maximum of $10 million. Spriaso also granted back to the Company an exclusive license to such intellectual property to develop products outside of the cough and cold field. Under the service agreement, the Company will provide facilities and up to 10 percent of the services of certain employees to Spriaso for a period of up to 18 months. The Company may provide additional services to be charged at cost to Spriaso. Spriaso may file its first NDA prior to the Company filing its first NDA and as an affiliated entity it will use up the one-time waiver for user fees for a small business submitting its first human drug application to the FDA.

(b)	Repurchase of Restricted Series B Common Stock

On June 28, 2013, the Company repurchased a combined total of 29,500 shares of restricted Series B common stock from six employees at a price of $1.80 per share.

(c)	Modification of Existing Stock Options

During January 2013, the Company modified 3,262,948 existing time-vested and performance based stock options by lowering the exercise price to $0.782. Additionally, the Company modified the vesting terms for its unvested performance based stock options and unvested restricted stock to vest on the earlier of the first closing in the pivotal clinical study for its lead drug candidate, or 50% on January 31, 2014 and 50% on January 31, 2015. Compensation expense of $421,950 was recorded as a result of the modifications.

(d)	Merger Agreement

On July 24, 2013, Marathon Bar Corp. (“Marathon Bar”), a Delaware corporation, and MBAR Acquisition Corp. (“Merger Sub”), a wholly owned subsidiary of Marathon Bar, and Lipocine Inc., a privately held company incorporated in Delaware, executed an Agreement and Plan of Merger (“Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub merged with and into Lipocine and Lipocine was the surviving entity.